UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23487

ActiveShares ETF Trust

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Thomas C. Mandia

100 First Stamford Place, 6th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 1, 2019–June 30, 2020

Item 1. Proxy Voting Record

On May 27, 2020, ClearBridge Focus Value ETF was launched.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23487
Reporting Period: 07/01/2019 - 06/30/2020
ActiveShares ETF Trust

========================= ClearBridge Focus Value ETF ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ActiveShares ETF Trust

By:	/s/ Jane Trust
Jane Trust President and Chief Executive Officer

Date: August 21, 2020